Nationwide® Variable Account - 8

December 31, 2007

Annual Report

Nationwide Life Insurance Company
Home Office: Columbus, Ohio

APO–4739–12/07

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 226,572 shares (cost $1,460,149)	$1,916,800
American Century VP – International Fund – Class I (ACVPInt) 308,414 shares (cost $2,606,504)	3,657,784
American Century VP – International Fund – Class III (ACVPInt3) 84,850 shares (cost $663,999)	1,006,327
American Century VP – Ultra® Fund – Class I (ACVPUltra) 5,672 shares (cost $57,773)	68,911
American Century VP – Value Fund – Class I (ACVPVal) 529,265 shares (cost $4,008,743)	3,953,610
Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 2,799 shares (cost $44,293)	37,735
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 16,270 shares (cost $267,948)	286,995
Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 46,455 shares (cost $1,548,265)	2,083,972
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 273,863 shares (cost $3,106,496)	3,105,606
Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 335,771 shares (cost $7,596,404)	7,998,062
Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 300,131 shares (cost $11,668,568)	13,502,878
Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 215,818 shares (cost $1,355,794)	1,284,120
Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 76,701 shares (cost $1,360,401)	1,934,399
Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 20,784 shares (cost $463,691)	523,555
Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 451,056 shares (cost $11,219,954)	12,539,356
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 51,793 shares (cost $797,664)	1,156,011
Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPValS) 11,883 shares (cost $155,531)	149,012
Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty) 58,342 shares (cost $1,229,753)	2,380,347
Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2) 8,534 shares (cost $38,290)	45,062
Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS) 150,453 shares (cost $667,685)	779,348
Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2) 14,321 shares (cost $641,015)	927,719
Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS) 43,959 shares (cost $1,099,020)	2,835,775

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap) 3,776 shares (cost $106,441)	$115,795
Legg Mason Partners VET – Capital and Income Portfolio – Class I (LMVECapInc) 223,438 shares (cost $3,221,978)	2,772,868
Legg Mason Partners VET – Fundamental Value Portfolio – Class I (LMVEFundVal) 414,922 shares (cost $9,927,796)	8,999,648
Legg Mason Partners VET – Investors Portfolio – Class I (LMVEInvest) 267,018 shares (cost $3,329,196)	4,411,145
Legg Mason Partners VIT – Global High Yield Bond Portfolio – Class I (LMVIGlbHgYld) 194,669 shares (cost $1,836,879)	1,761,750
Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc) 147,614 shares (cost $1,189,019)	1,127,772
Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3) 33,698 shares (cost $550,656)	761,243
Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro) 1,130 shares (cost $7,475)	15,881
Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3) 25,447 shares (cost $286,845)	358,037
Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead) 26,944 shares (cost $282,093)	511,660
Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3) 15,248 shares (cost $223,693)	289,407
Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech) 509 shares (cost $1,977)	2,619
Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3) 5,515 shares (cost $24,828)	28,568
Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 708,225 shares (cost $8,465,505)	8,236,662
Nationwide VIT – Growth Fund – Class I (NVITGrowth) 42,797 shares (cost $470,272)	620,563
Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 42,838 shares (cost $523,243)	582,593
Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 141,135 shares (cost $1,463,124)	1,467,801
Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 272,826 shares (cost $3,103,034)	3,393,960
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 160,519 shares (cost $1,923,943)	2,141,330
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 196,033 shares (cost $2,143,292)	2,224,975
Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr) 33,058 shares (cost $967,179)	1,075,388
Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 256,011 shares (cost $3,738,860)	4,910,300
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 8,577,184 shares (cost $8,577,184)	8,577,184
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 54,143 shares (cost $706,292)	975,117
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 179,056 shares (cost $1,968,609)	1,769,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 121,036 shares (cost $2,633,078)	$2,688,200
Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 393,214 shares (cost $4,066,073)	5,343,777
Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal) 57,015 shares (cost $656,191)	655,671
Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard) 23,061 shares (cost $286,001)	486,821
Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares (NBTAMCGr) 96,772 shares (cost $1,788,825)	2,758,006
Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 42,210 shares (cost $772,230)	876,700
Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes) 1,557 shares (cost $26,315)	27,892
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 138,422 shares (cost $4,910,606)	6,530,732
Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt) 290,591 shares (cost $5,568,280)	7,442,028
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap) 72,743 shares (cost $3,000,693)	3,933,191
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 61,208 shares (cost $1,937,935)	1,866,839
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1) 26,452 shares (cost $578,755)	732,178
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt) 42,075 shares (cost $732,491)	1,166,312
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1) 9,080 shares (cost $293,191)	373,920
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs) 6,237 shares (cost $109,454)	256,921
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt) 11,164 shares (cost $94,993)	95,225
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 73,799 shares (cost $1,688,380)	1,627,272

Total investments	156,166,404
Accounts receivable	992

Total assets	156,167,396
Accounts payable	—

Contract owners’ equity (note 4)	$156,167,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	ACVPIncGr	ACVPInt	ACVPInt3	ACVPUltra	ACVPVal	CSTLCapV	DryIPSmCap
Reinvested dividends	$2,999,036	49,390	34,160	6,662	—	89,002	547	1,676
Mortality and expense risk charges (note 2)	(2,635,656)	(34,928)	(62,660)	(13,727)	(783)	(73,105)	(838)	(5,762)

Net investment income (loss)	363,380	14,462	(28,500)	(7,065)	(783)	15,897	(291)	(4,086)

Proceeds from mutual fund shares sold	94,360,007	979,178	2,098,988	214,732	6,592	2,129,075	70,684	251,190
Cost of mutual fund shares sold	(83,493,456)	(755,066)	(2,076,471)	(91,785)	(5,814)	(1,791,489)	(63,126)	(182,608)

Realized gain (loss) on investments	10,866,551	224,112	22,517	122,947	778	337,586	7,558	68,582
Change in unrealized gain (loss) on investments	(4,608,842)	(246,896)	685,699	33,421	10,147	(1,059,159)	(12,573)	(81,500)

Net gain (loss) on investments	6,257,709	(22,784)	708,216	156,368	10,925	(721,573)	(5,015)	(12,918)

Reinvested capital gains	8,641,185	—	—	—	—	461,537	8,121	18,002

Net increase (decrease) in contract owners’ equity resulting from operations	$15,262,274	(8,322)	679,716	149,303	10,142	(244,139)	2,815	998

Investment activity:	DryVApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPOvSR	FidVIPConS
Reinvested dividends	$45,918	178,679	145,741	99,425	106,522	71,483	19,114	103,360
Mortality and expense risk charges (note 2)	(37,940)	(51,150)	(142,996)	(208,668)	(20,798)	(33,081)	(8,435)	(212,709)

Net investment income (loss)	7,978	127,529	2,745	(109,243)	85,724	38,402	10,679	(109,349)

Proceeds from mutual fund shares sold	1,268,393	1,187,467	4,074,114	6,053,530	383,162	1,210,665	332,550	7,113,701
Cost of mutual fund shares sold	(1,092,052)	(1,173,546)	(3,456,925)	(7,676,442)	(333,422)	(1,103,918)	(233,783)	(5,261,586)

Realized gain (loss) on investments	176,341	13,921	617,189	(1,622,912)	49,740	106,747	98,767	1,852,115
Change in unrealized gain (loss) on investments	(31,580)	(6,311)	(1,158,867)	4,997,777	(113,001)	23,576	(74,196)	(2,639,999)

Net gain (loss) on investments	144,761	7,610	(541,678)	3,374,865	(63,261)	130,323	24,571	(787,884)

Reinvested capital gains	—	—	683,793	11,172	—	180,705	47,910	3,105,198

Net increase (decrease) in contract owners’ equity resulting from operations	$152,739	135,139	144,860	3,276,794	22,463	349,430	83,160	2,207,965

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPGrOpS	FidVIPValS	JAspForty	JAspGlTechS2	JAspGlTechS	JAspIntGroS2	JAspIntGroS	JPM2MdCap
Reinvested dividends	$—	1,722	3,999	139	2,518	4,011	12,568	1,475
Mortality and expense risk charges (note 2)	(20,371)	(3,016)	(35,295)	(937)	(12,011)	(12,395)	(41,566)	(2,082)

Net investment income (loss)	(20,371)	(1,294)	(31,296)	(798)	(9,493)	(8,384)	(28,998)	(607)

Proceeds from mutual fund shares sold	828,095	178,258	959,100	50,647	234,254	243,658	791,973	81,268
Cost of mutual fund shares sold	(801,979)	(173,779)	(667,319)	(37,058)	(332,712)	(112,578)	(409,536)	(64,789)

Realized gain (loss) on investments	26,116	4,479	291,781	13,589	(98,458)	131,080	382,437	16,479
Change in unrealized gain (loss) on investments	270,893	(14,017)	468,206	(831)	263,160	81,526	335,431	(18,161)

Net gain (loss) on investments	297,009	(9,538)	759,987	12,758	164,702	212,606	717,868	(1,682)

Reinvested capital gains	—	24,948	—	—	—	—	—	7,441

Net increase (decrease) in contract owners’ equity resulting from operations	$276,638	14,116	728,691	11,960	155,209	204,222	688,870	5,152

Investment activity:	LMVECapInc	LMVEFundVal	LMVEInvest	LMVIGlbHgYld	LMVPAllCap	LMVPTotRtr	NVITFHiInc	NVITEmMrkts3
Reinvested dividends	$38,620	113,814	56,613	131,412	37,392	26,721	90,025	4,252
Mortality and expense risk charges (note 2)	(29,357)	(105,026)	(77,414)	(32,588)	(61,021)	(15,256)	(15,875)	(8,439)

Net investment income (loss)	9,263	8,788	(20,801)	98,824	(23,629)	11,465	74,150	(4,187)

Proceeds from mutual fund shares sold	539,649	3,737,699	2,003,834	960,592	14,436,829	3,508,904	299,217	123,389
Cost of mutual fund shares sold	(538,364)	(3,803,266)	(1,587,718)	(800,543)	(11,458,082)	(2,949,821)	(287,556)	(67,657)

Realized gain (loss) on investments	1,285	(65,567)	416,116	160,049	2,978,747	559,083	11,661	55,732
Change in unrealized gain (loss) on investments	(449,111)	(928,148)	(345,156)	(290,473)	(2,968,493)	(496,465)	(76,097)	95,128

Net gain (loss) on investments	(447,826)	(993,715)	70,960	(130,424)	10,254	62,618	(64,436)	150,860

Reinvested capital gains	445,123	449,805	124,362	8,866	648,235	20,903	—	62,730

Net increase (decrease) in contract owners’ equity resulting from operations	$6,560	(535,122)	174,521	(22,734)	634,860	94,986	9,714	209,403

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIntGro	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlTech	NVITGlTech3	NVITGvtBd	NVITGrowth
Reinvested dividends	$57	1,611	2,305	1,410	—	—	437,359	1,231
Mortality and expense risk charges (note 2)	(205)	(5,380)	(9,153)	(4,940)	(34)	(286)	(144,770)	(11,499)

Net investment income (loss)	(148)	(3,769)	(6,848)	(3,530)	(34)	(286)	292,589	(10,268)

Proceeds from mutual fund shares sold	796	152,175	406,925	176,193	107	474	4,261,026	466,850
Cost of mutual fund shares sold	(372)	(86,444)	(313,207)	(114,349)	(90)	(330)	(4,378,978)	(524,053)

Realized gain (loss) on investments	424	65,731	93,718	61,844	17	144	(117,952)	(57,203)
Change in unrealized gain (loss) on investments	1,843	(8,683)	23,358	581	439	2,789	359,280	206,977

Net gain (loss) on investments	2,267	57,048	117,076	62,425	456	2,933	241,328	149,774

Reinvested capital gains	1,169	31,174	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$3,288	84,453	110,228	58,895	422	2,647	533,917	139,506

Investment activity:	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITMdCpGr	NVITMidCap	NVITMyMkt
Reinvested dividends	$13,064	50,192	96,456	53,046	67,709	—	87,283	418,583
Mortality and expense risk charges (note 2)	(9,728)	(20,237)	(52,522)	(34,480)	(32,925)	(18,418)	(93,834)	(126,967)

Net investment income (loss)	3,336	29,955	43,934	18,566	34,784	(18,418)	(6,551)	291,616

Proceeds from mutual fund shares sold	210,551	368,399	997,103	1,061,197	986,550	588,597	3,303,105	5,447,693
Cost of mutual fund shares sold	(161,058)	(354,846)	(800,421)	(783,835)	(856,842)	(831,259)	(2,241,384)	(5,447,693)

Realized gain (loss) on investments	49,493	13,553	196,682	277,362	129,708	(242,662)	1,061,721	—
Change in unrealized gain (loss) on investments	(45,069)	(21,445)	(140,789)	(235,722)	(126,472)	373,822	(751,854)	—

Net gain (loss) on investments	4,424	(7,892)	55,893	41,640	3,236	131,160	309,867	—

Reinvested capital gains	22,663	34,088	56,598	47,434	54,348	—	189,615	—

Net increase (decrease) in contract owners’ equity resulting from operations	$30,423	56,151	156,425	107,640	92,368	112,742	492,931	291,616

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITSmCapGr	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITVKVal	NBTAGuard	NBTAMCGr	NBTAPart
Reinvested dividends	$—	25,137	2,589	67,618	16,843	1,760	—	5,556
Mortality and expense risk charges (note 2)	(15,981)	(35,341)	(49,859)	(96,113)	(14,652)	(9,536)	(42,693)	(13,146)

Net investment income (loss)	(15,981)	(10,204)	(47,270)	(28,495)	2,191	(7,776)	(42,693)	(7,590)

Proceeds from mutual fund shares sold	326,676	1,276,011	1,586,694	3,000,956	555,015	258,121	897,572	255,694
Cost of mutual fund shares sold	(282,093)	(1,007,632)	(1,258,980)	(2,470,358)	(419,107)	(181,880)	(879,117)	(170,111)

Realized gain (loss) on investments	44,583	268,379	327,714	530,598	135,908	76,241	18,455	85,583
Change in unrealized gain (loss) on investments	62,946	(687,741)	(659,427)	(346,553)	(188,997)	(30,902)	598,130	(93,400)

Net gain (loss) on investments	107,529	(419,362)	(331,713)	184,045	(53,089)	45,339	616,585	(7,817)

Reinvested capital gains	—	269,339	465,612	325,553	34,007	—	—	86,950

Net increase (decrease) in contract owners’ equity resulting from operations	$91,548	(160,227)	86,629	481,103	(16,891)	37,563	573,892	71,543

Investment activity:	NBTSocRes	OppCapAp	OppMSt	OppMidCap	DrySRGro	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1
Reinvested dividends	$38	19,178	96,313	—	13,063	2,379	8,585	446
Mortality and expense risk charges (note 2)	(530)	(108,951)	(127,105)	(68,539)	(32,376)	(8,799)	(22,672)	(4,612)

Net investment income (loss)	(492)	(89,773)	(30,792)	(68,539)	(19,313)	(6,420)	(14,087)	(4,166)

Proceeds from mutual fund shares sold	20,225	2,987,733	3,130,388	1,752,716	960,469	149,727	1,193,715	175,367
Cost of mutual fund shares sold	(16,106)	(3,003,831)	(2,691,787)	(2,323,057)	(1,272,605)	(99,719)	(508,234)	(151,894)

Realized gain (loss) on investments	4,119	(16,098)	438,601	(570,341)	(312,136)	50,008	685,481	23,473
Change in unrealized gain (loss) on investments	(2,433)	1,056,100	(85,278)	914,210	476,604	44,264	(520,011)	54,655

Net gain (loss) on investments	1,686	1,040,002	353,323	343,869	164,468	94,272	165,470	78,128

Reinvested capital gains	141	—	—	—	—	93,977	339,103	43,520

Net increase (decrease) in contract owners’ equity resulting from operations	$1,335	950,229	322,531	275,330	145,155	181,829	490,486	117,482

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VEWrldHAs	VKUEmMkt	VKUUSRE
Reinvested dividends	$393	6,802	25,070
Mortality and expense risk charges (note 2)	(4,055)	(1,386)	(33,703)

Net investment income (loss)	(3,662)	5,416	(8,633)

Proceeds from mutual fund shares sold	140,289	22,668	890,843
Cost of mutual fund shares sold	(42,834)	(21,203)	(406,957)

Realized gain (loss) on investments	97,455	1,465	483,886
Change in unrealized gain (loss) on investments	(25,533)	(4,884)	(1,063,577)

Net gain (loss) on investments	71,922	(3,419)	(579,691)

Reinvested capital gains	38,360	2,906	195,777

Net increase (decrease) in contract owners’ equity resulting from operations	$106,620	4,903	(392,547)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		ACVPIncGr		ACVPInt		ACVPInt3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$363,380	498,306	14,462	11,863	(28,500)	12,994	(7,065)	1,198
Realized gain (loss) on investments	10,866,551	(1,167,481)	224,112	22,338	22,517	(283,891)	122,947	44,116
Change in unrealized gain (loss) on investments	(4,608,842)	17,671,243	(246,896)	354,986	685,699	1,298,924	33,421	124,629
Reinvested capital gains	8,641,185	5,276,078	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	15,262,274	22,278,146	(8,322)	389,187	679,716	1,028,027	149,303	169,943

Equity transactions:
Purchase payments received from contract owners (note 3)	5,168,637	2,400,591	25,638	12,873	—	—	36,546	31,536
Transfers between funds	—	—	2,138	2,382	(176,365)	(105,019)	27,539	38,242
Redemptions (note 3)	(69,906,096)	(31,061,407)	(883,697)	(302,775)	(1,848,479)	(839,732)	(124,541)	(48,118)
Annuity benefits	(112,053)	(101,082)	—	—	—	—	—	—
Annual contract maintenance charges (note 2)	(36,048)	(32,013)	(386)	(386)	(779)	(444)	(101)	(82)
Contingent deferred sales charges (note 2)	(171,316)	(378,831)	(2,244)	(5,260)	(2,516)	(10,044)	(81)	(336)
Adjustments to maintain reserves	591	106	(1)	10	(12)	30	(2)	(9)

Net equity transactions	(65,056,285)	(29,172,636)	(858,552)	(293,156)	(2,028,151)	(955,209)	(60,640)	21,233

Net change in contract owners’ equity	(49,794,011)	(6,894,490)	(866,874)	96,031	(1,348,435)	72,818	88,663	191,176
Contract owners’ equity beginning of period	205,961,407	212,855,897	2,783,682	2,687,651	5,006,209	4,933,391	917,660	726,484

Contract owners’ equity end of period	$156,167,396	205,961,407	1,916,808	2,783,682	3,657,774	5,006,209	1,006,323	917,660

CHANGES IN UNITS:
Beginning units	15,924,268	18,329,302	229,072	255,347	397,165	482,505	59,602	58,170

Units purchased	2,685,065	731,301	7,677	6,598	—	—	10,235	6,702
Units redeemed	(6,914,557)	(3,136,335)	(76,653)	(32,873)	(147,853)	(85,340)	(13,683)	(5,270)

Ending units	11,694,776	15,924,268	160,096	229,072	249,312	397,165	56,154	59,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPUltra		ACVPVal		CSTLCapV		DryIPSmCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(783)	(671)	15,897	(609)	(291)	(532)	(4,086)	(5,823)
Realized gain (loss) on investments	778	1,354	337,586	146,466	7,558	30,086	68,582	41,839
Change in unrealized gain (loss) on investments	10,147	(2,741)	(1,059,159)	261,175	(12,573)	(8,184)	(81,500)	14,786
Reinvested capital gains	—	—	461,537	523,808	8,121	—	18,002	12,533

Net increase (decrease) in contract owners’ equity resulting from operations	10,142	(2,058)	(244,139)	930,840	2,815	21,370	998	63,335

Equity transactions:
Purchase payments received from contract owners (note 3)	1,562	9,259	106,140	32,557	—	—	4,978	3,058
Transfers between funds	14,453	(13,494)	(99,212)	7,789	(10,013)	8,269	(80,224)	(24,083)
Redemptions (note 3)	(5,903)	(3,382)	(1,919,944)	(908,421)	(59,682)	(30,621)	(152,950)	(39,355)
Annuity benefits	—	—	(21,600)	(18,380)	—	—	—	—
Annual contract maintenance charges (note 2)	(11)	10	(1,000)	(872)	(13)	—	(97)	(102)
Contingent deferred sales charges (note 2)	—	(61)	(7,659)	(11,725)	(35)	(158)	(244)	(720)
Adjustments to maintain reserves	(23)	(9)	(67)	(18)	—	(23)	6	(27)

Net equity transactions	10,078	(7,677)	(1,943,342)	(899,070)	(69,743)	(22,533)	(228,531)	(61,229)

Net change in contract owners’ equity	20,220	(9,735)	(2,187,481)	31,770	(66,928)	(1,163)	(227,533)	2,106
Contract owners’ equity beginning of period	48,674	58,409	6,141,009	6,109,239	104,647	105,810	514,522	512,416

Contract owners’ equity end of period	$68,894	48,674	3,953,528	6,141,009	37,719	104,647	286,989	514,522

CHANGES IN UNITS:
Beginning units	4,734	5,418	319,026	370,634	7,598	9,041	34,748	39,040

Units purchased	1,428	976	9,460	10,358	7	6,076	1,196	5,851
Units redeemed	(546)	(1,660)	(108,604)	(61,966)	(4,876)	(7,519)	(16,156)	(10,143)

Ending units	5,616	4,734	219,882	319,026	2,729	7,598	19,788	34,748

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVApp		FedQualBd		FidVIPEIS		FidVIPGrS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$7,978	6,341	127,529	119,045	2,745	197,173	(109,243)	(190,211)
Realized gain (loss) on investments	176,341	(48,604)	13,921	(3,078)	617,189	79,048	(1,622,912)	(1,496,477)
Change in unrealized gain (loss) on investments	(31,580)	472,468	(6,311)	(3,155)	(1,158,867)	281,983	4,997,777	2,539,188
Reinvested capital gains	—	—	—	—	683,793	1,371,748	11,172	—

Net increase (decrease) in contract owners’ equity resulting from operations	152,739	430,205	135,139	112,812	144,860	1,929,952	3,276,794	852,500

Equity transactions:
Purchase payments received from contract owners (note 3)	2,900	43,838	56,827	30,375	110,585	179,892	189,788	125,173
Transfers between funds	(23,567)	(50,142)	(29,483)	17,565	(92,861)	(28,532)	(547,216)	(281,398)
Redemptions (note 3)	(1,147,151)	(628,329)	(1,077,333)	(552,230)	(3,832,504)	(1,772,818)	(5,424,320)	(2,498,257)
Annuity benefits	—	—	(15,497)	(15,320)	—	—	(18,318)	(16,583)
Annual contract maintenance charges (note 2)	(400)	(324)	(687)	(771)	(2,210)	(2,054)	(3,087)	(2,437)
Contingent deferred sales charges (note 2)	(1,013)	(6,230)	(3,817)	(5,645)	(10,240)	(20,367)	(11,535)	(28,372)
Adjustments to maintain reserves	(60)	18	(70)	(76)	(23)	59	(39)	(89)

Net equity transactions	(1,169,291)	(641,169)	(1,070,060)	(526,102)	(3,827,253)	(1,643,820)	(5,814,727)	(2,701,963)

Net change in contract owners’ equity	(1,016,552)	(210,964)	(934,921)	(413,290)	(3,682,393)	286,132	(2,537,933)	(1,849,463)
Contract owners’ equity beginning of period	3,100,491	3,311,455	4,040,440	4,453,730	11,680,436	11,394,304	16,040,800	17,890,263

Contract owners’ equity end of period	$2,083,939	3,100,491	3,105,519	4,040,440	7,998,043	11,680,436	13,502,867	16,040,800

CHANGES IN UNITS:
Beginning units	268,085	328,839	296,692	335,119	792,440	915,228	1,823,890	2,139,621

Units purchased	5,890	7,625	6,234	6,522	16,872	31,460	24,258	22,720
Units redeemed	(103,367)	(68,379)	(83,152)	(44,949)	(266,511)	(154,248)	(620,344)	(338,451)

Ending units	170,608	268,085	219,774	296,692	542,801	792,440	1,227,804	1,823,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHIS		FidVIPOvS		FidVIPOvSR		FidVIPConS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$85,724	97,967	38,402	(16,976)	10,679	(4,127)	(109,349)	(51,695)
Realized gain (loss) on investments	49,740	(10,290)	106,747	(40,824)	98,767	44,861	1,852,115	554,702
Change in unrealized gain (loss) on investments	(113,001)	66,210	23,576	459,602	(74,196)	43,233	(2,639,999)	(248,500)
Reinvested capital gains	—	—	180,705	17,753	47,910	3,023	3,105,198	1,368,777

Net increase (decrease) in contract owners’ equity resulting from operations	22,463	153,887	349,430	419,555	83,160	86,990	2,207,965	1,623,284

Equity transactions:
Purchase payments received from contract owners (note 3)	7,882	36,678	(2)	—	5,176	24,027	145,232	150,352
Transfers between funds	(98,304)	(15,734)	(71,588)	(10,760)	32,974	155,871	(436,388)	(54,931)
Redemptions (note 3)	(260,080)	(283,614)	(1,104,432)	(458,436)	(243,222)	(92,007)	(6,349,295)	(2,007,734)
Annuity benefits	—	—	—	—	—	—	(23,073)	(20,685)
Annual contract maintenance charges (note 2)	(268)	(364)	(247)	(180)	(173)	(164)	(2,838)	(2,215)
Contingent deferred sales charges (note 2)	(841)	(3,199)	(1,285)	(4,804)	(980)	(751)	(7,556)	(20,352)
Adjustments to maintain reserves	(7)	(6)	(3)	(20)	(23)	21	(49)	55

Net equity transactions	(351,618)	(266,239)	(1,177,557)	(474,200)	(206,248)	86,997	(6,673,967)	(1,955,510)

Net change in contract owners’ equity	(329,155)	(112,352)	(828,127)	(54,645)	(123,088)	173,987	(4,466,002)	(332,226)
Contract owners’ equity beginning of period	1,613,269	1,725,621	2,762,519	2,817,164	646,640	472,653	17,005,331	17,337,557

Contract owners’ equity end of period	$1,284,114	1,613,269	1,934,392	2,762,519	523,552	646,640	12,539,329	17,005,331

CHANGES IN UNITS:
Beginning units	153,308	179,785	212,807	252,391	38,833	33,012	1,112,087	1,246,523

Units purchased	851	7,027	—	—	7,103	16,556	46,102	52,494
Units redeemed	(33,611)	(33,504)	(83,855)	(39,584)	(18,732)	(10,735)	(450,270)	(186,930)

Ending units	120,548	153,308	128,952	212,807	27,204	38,833	707,919	1,112,087

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrOpS		FidVIPValS		JAspForty		JAspGlTechS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(20,371)	(13,306)	(1,294)	(2,357)	(31,296)	(31,303)	(798)	(554)
Realized gain (loss) on investments	26,116	(68,185)	4,479	(3,031)	291,781	14,604	13,589	823
Change in unrealized gain (loss) on investments	270,893	136,757	(14,017)	(7,741)	468,206	197,759	(831)	2,653
Reinvested capital gains	—	—	24,948	46,611	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	276,638	55,266	14,116	33,482	728,691	181,060	11,960	2,922

Equity transactions:
Purchase payments received from contract owners (note 3)	1,819	7,550	10,625	16,025	7,999	10,178	7,319	4,152
Transfers between funds	(22,098)	(77,232)	45,568	(50,993)	(49,823)	22,079	32,212	108
Redemptions (note 3)	(733,042)	(222,548)	(137,858)	(36,534)	(804,318)	(264,822)	(47,957)	(3,916)
Annuity benefits	—	—	—	—	—	—	(755)	(685)
Annual contract maintenance charges (note 2)	(229)	(140)	(37)	2	(462)	(470)	(30)	(35)
Contingent deferred sales charges (note 2)	(1,409)	(2,437)	(86)	(93)	(3,387)	(3,806)	(739)	(130)
Adjustments to maintain reserves	(26)	(20)	(3)	(14)	(23)	(30)	(18)	20

Net equity transactions	(754,985)	(294,827)	(81,791)	(71,607)	(850,014)	(236,871)	(9,968)	(486)

Net change in contract owners’ equity	(478,347)	(239,561)	(67,675)	(38,125)	(121,323)	(55,811)	1,992	2,436
Contract owners’ equity beginning of period	1,634,352	1,873,913	216,694	254,819	2,501,664	2,557,475	43,057	40,621

Contract owners’ equity end of period	$1,156,005	1,634,352	149,019	216,694	2,380,341	2,501,664	45,049	43,057

CHANGES IN UNITS:
Beginning units	192,953	229,711	14,378	19,372	285,849	314,433	3,489	3,443

Units purchased	6,219	1,303	6,140	1,927	6,825	6,813	3,276	436
Units redeemed	(86,669)	(38,061)	(11,021)	(6,921)	(90,857)	(35,397)	(3,680)	(390)

Ending units	112,503	192,953	9,497	14,378	201,817	285,849	3,085	3,489

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspGlTechS		JAspIntGroS2		JAspIntGroS		JPM2MdCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(9,493)	(12,258)	(8,384)	4,171	(28,998)	12,006	(607)	(1,498)
Realized gain (loss) on investments	(98,458)	(122,680)	131,080	83,809	382,437	127,762	16,479	9,703
Change in unrealized gain (loss) on investments	263,160	180,800	81,526	99,555	335,431	824,970	(18,161)	14,110
Reinvested capital gains	—	—	—	—	—	—	7,441	5,004

Net increase (decrease) in contract owners’ equity resulting from operations	155,209	45,862	204,222	187,535	688,870	964,738	5,152	27,319

Equity transactions:
Purchase payments received from contract owners (note 3)	—	—	97,536	39,060	—	—	—	300
Transfers between funds	(58,170)	(15,310)	161,522	137,852	(78,025)	(150,767)	—	(10,168)
Redemptions (note 3)	(163,289)	(99,099)	(217,954)	(57,490)	(669,004)	(291,439)	(78,873)	(30,540)
Annuity benefits	(229)	(207)	—	—	—	—	—	—
Annual contract maintenance charges (note 2)	(178)	(198)	(191)	(137)	(415)	(286)	(37)	(70)
Contingent deferred sales charges (note 2)	(350)	(2,410)	(196)	(791)	(2,905)	(3,541)	(267)	(567)
Adjustments to maintain reserves	(17)	(17)	(18)	14	(20)	187	3	(19)

Net equity transactions	(222,233)	(117,241)	40,699	118,508	(750,369)	(445,846)	(79,174)	(41,064)

Net change in contract owners’ equity	(67,024)	(71,379)	244,921	306,043	(61,499)	518,892	(74,022)	(13,745)
Contract owners’ equity beginning of period	846,362	917,741	682,799	376,756	2,897,268	2,378,376	189,817	203,562

Contract owners’ equity end of period	$779,338	846,362	927,720	682,799	2,835,769	2,897,268	115,795	189,817

CHANGES IN UNITS:
Beginning units	210,813	243,006	30,190	24,096	224,260	266,171	13,447	16,614

Units purchased	—	—	11,720	11,271	—	—	—	2,356
Units redeemed	(48,999)	(32,193)	(9,425)	(5,177)	(50,354)	(41,911)	(5,326)	(5,523)

Ending units	161,814	210,813	32,485	30,190	173,906	224,260	8,121	13,447

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LMVECapInc		LMVEFundVal		LMVEInvest		LMVIGlbHgYld
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$9,263	—	8,788	—	(20,801)	10,295	98,824	114,321
Realized gain (loss) on investments	1,285	—	(65,567)	—	416,116	97,109	160,049	50,199
Change in unrealized gain (loss) on investments	(449,111)	—	(928,148)	—	(345,156)	681,793	(290,473)	57,605
Reinvested capital gains	445,123	—	449,805	—	124,362	136,591	8,866	15,255

Net increase (decrease) in contract owners’ equity resulting from operations	6,560	—	(535,122)	—	174,521	925,788	(22,734)	237,380

Equity transactions:
Purchase payments received from contract owners (note 3)	13,916	—	37,640	—	28,618	15,675	6,944	19,256
Transfers between funds	3,226,667	—	12,864,409	—	(144,616)	(202,286)	3,945	(20,191)
Redemptions (note 3)	(471,679)	—	(3,357,543)	—	(1,799,591)	(573,920)	(895,360)	(315,275)
Annuity benefits	—	—	—	—	—	—	—	—
Annual contract maintenance charges (note 2)	(659)	—	(1,450)	—	(788)	(808)	(382)	(400)
Contingent deferred sales charges (note 2)	(1,939)	—	(8,286)	—	(5,135)	(5,906)	(4,120)	(3,458)
Adjustments to maintain reserves	(7)	—	(26)	—	(15)	35	6	(13)

Net equity transactions	2,766,299	—	9,534,744	—	(1,921,527)	(767,210)	(888,967)	(320,081)

Net change in contract owners’ equity	2,772,859	—	8,999,622	—	(1,747,006)	158,578	(911,701)	(82,701)
Contract owners’ equity beginning of period	—	—	—	—	6,158,150	5,999,572	2,673,440	2,756,141

Contract owners’ equity end of period	$2,772,859	—	8,999,622	—	4,411,144	6,158,150	1,761,739	2,673,440

CHANGES IN UNITS:
Beginning units	—	—	—	—	412,420	468,532	159,724	179,646

Units purchased	328,910	—	1,319,087	—	1,926	1,856	3,018	5,575
Units redeemed	(52,119)	—	(372,285)	—	(125,958)	(57,968)	(55,914)	(25,497)

Ending units	276,791	—	946,802	—	288,388	412,420	106,828	159,724

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LMVPAllCap		LMVPTotRtr		NVITFHiInc		NVITEmMrkts3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(23,629)	(15,081)	11,465	17,473	74,150	48,958	(4,187)	(2,836)
Realized gain (loss) on investments	2,978,747	369,916	559,083	114,084	11,661	17,204	55,732	38,408
Change in unrealized gain (loss) on investments	(2,968,493)	1,245,352	(496,465)	179,797	(76,097)	7,567	95,128	72,345
Reinvested capital gains	648,235	479,255	20,903	59,479	—	—	62,730	5,181

Net increase (decrease) in contract owners’ equity resulting from operations	634,860	2,079,442	94,986	370,833	9,714	73,729	209,403	113,098

Equity transactions:
Purchase payments received from contract owners (note 3)	24,988	80,743	5,873	23,194	651,514	9,026	4,389	55,691
Transfers between funds	(13,410,726)	(130,615)	(3,221,943)	(46,838)	(9,084)	71,073	136,037	20,212
Redemptions (note 3)	(983,672)	(1,992,452)	(225,880)	(779,160)	(282,159)	(218,352)	(66,157)	(49,971)
Annuity benefits	—	—	—	—	—	—	—	—
Annual contract maintenance charges (note 2)	(558)	(1,912)	(312)	(1,048)	(136)	(138)	(87)	(48)
Contingent deferred sales charges (note 2)	(5,146)	(24,641)	(870)	(13,606)	(1,200)	(518)	(2)	(201)
Adjustments to maintain reserves	(38)	141	9	(8)	(5)	(22)	12	(5)

Net equity transactions	(14,375,152)	(2,068,736)	(3,443,123)	(817,466)	358,930	(138,931)	74,192	25,678

Net change in contract owners’ equity	(13,740,292)	10,706	(3,348,137)	(446,633)	368,644	(65,202)	283,595	138,776
Contract owners’ equity beginning of period	13,740,292	13,729,586	3,348,137	3,794,770	759,120	824,322	477,668	338,892

Contract owners’ equity end of period	$—	13,740,292	—	3,348,137	1,127,764	759,120	761,263	477,668

CHANGES IN UNITS:
Beginning units	818,372	952,260	254,656	320,345	54,324	64,334	18,628	17,807

Units purchased	1,517	11,329	3,947	7,326	46,247	7,925	6,190	6,002
Units redeemed	(819,889)	(145,217)	(258,603)	(73,015)	(21,202)	(17,935)	(4,130)	(5,181)

Ending units	—	818,372	—	254,656	79,369	54,324	20,688	18,628

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntGro		NVITIntGro3		NVITWLead		NVITWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(148)	(29)	(3,769)	(742)	(6,848)	(4,533)	(3,530)	(1,695)
Realized gain (loss) on investments	424	260	65,731	44,308	93,718	6,328	61,844	50,312
Change in unrealized gain (loss) on investments	1,843	2,932	(8,683)	33,315	23,358	168,676	581	18,631
Reinvested capital gains	1,169	27	31,174	803	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	3,288	3,190	84,453	77,684	110,228	170,471	58,895	67,248

Equity transactions:
Purchase payments received from contract owners (note 3)	—	—	5,158	15,584	—	—	15,252	423
Transfers between funds	—	—	36,871	88,179	(35,641)	—	68,703	10,136
Redemptions (note 3)	(588)	(489)	(114,501)	(77,734)	(361,978)	(206,021)	(166,290)	(61,290)
Annuity benefits	—	—	—	—	—	—	—	—
Annual contract maintenance charges (note 2)	—	(4)	(52)	(30)	(17)	(19)	(85)	(47)
Contingent deferred sales charges (note 2)	—	—	(46)	(1,325)	(121)	(2,171)	(1,666)	(1,186)
Adjustments to maintain reserves	(5)	—	(23)	(15)	27	(27)	(20)	(4)

Net equity transactions	(593)	(493)	(72,593)	24,659	(397,730)	(208,238)	(84,106)	(51,968)

Net change in contract owners’ equity	2,695	2,697	11,860	102,343	(287,502)	(37,767)	(25,211)	15,280
Contract owners’ equity beginning of period	13,185	10,488	346,155	243,812	799,176	836,943	314,600	299,320

Contract owners’ equity end of period	$15,880	13,185	358,015	346,155	511,674	799,176	289,389	314,600

CHANGES IN UNITS:
Beginning units	1,072	1,118	17,615	16,265	61,664	80,157	13,938	16,451

Units purchased	—	—	3,405	6,773	—	—	3,682	1,607
Units redeemed	(42)	(46)	(6,487)	(5,423)	(28,266)	(18,493)	(6,778)	(4,120)

Ending units	1,030	1,072	14,533	17,615	33,398	61,664	10,842	13,938

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlTech		NVITGlTech3		NVITGvtBd		NVITGrowth
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(34)	(28)	(286)	(81)	292,589	325,507	(10,268)	(13,048)
Realized gain (loss) on investments	17	(4)	144	10	(117,952)	(92,421)	(57,203)	(177,221)
Change in unrealized gain (loss) on investments	439	233	2,789	629	359,280	(112,755)	206,977	231,616
Reinvested capital gains	—	—	—	—	—	93,875	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	422	201	2,647	558	533,917	214,206	139,506	41,347

Equity transactions:
Purchase payments received from contract owners (note 3)	—	—	—	—	180,452	89,957	6,558	11,077
Transfers between funds	—	—	19,733	—	(182,428)	382,550	(81,662)	(32,853)
Redemptions (note 3)	(63)	—	(177)	—	(4,028,400)	(2,023,486)	(377,779)	(111,065)
Annuity benefits	—	—	—	—	—	—	—	—
Annual contract maintenance charges (note 2)	(5)	(4)	(1)	(1)	(2,383)	(2,685)	(135)	(74)
Contingent deferred sales charges (note 2)	(2)	—	(5)	—	(11,595)	(30,946)	(654)	(1,036)
Adjustments to maintain reserves	—	(4)	(5)	(14)	(2)	(4)	(16)	1

Net equity transactions	(70)	(8)	19,545	(15)	(4,044,356)	(1,584,614)	(453,688)	(133,950)

Net change in contract owners’ equity	352	193	22,192	543	(3,510,439)	(1,370,408)	(314,182)	(92,603)
Contract owners’ equity beginning of period	2,267	2,074	6,369	5,826	11,747,092	13,117,500	934,739	1,027,342

Contract owners’ equity end of period	$2,619	2,267	28,561	6,369	8,236,653	11,747,092	620,557	934,739

CHANGES IN UNITS:
Beginning units	701	703	529	530	866,835	986,336	161,590	185,920

Units purchased	—	—	1,485	—	14,957	42,100	1,084	3,294
Units redeemed	(17)	(2)	(12)	(1)	(306,484)	(161,601)	(71,655)	(27,624)

Ending units	684	701	2,002	529	575,308	866,835	91,019	161,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDAgg2		NVITIDCon2		NVITIDMod2		NVITIDModAg2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$3,336	3,149	29,955	23,841	43,934	36,126	18,566	19,886
Realized gain (loss) on investments	49,493	37,543	13,553	6,417	196,682	142,757	277,362	75,076
Change in unrealized gain (loss) on investments	(45,069)	47,406	(21,445)	23,328	(140,789)	135,649	(235,722)	182,627
Reinvested capital gains	22,663	10,825	34,088	13,833	56,598	31,935	47,434	30,333

Net increase (decrease) in contract owners’ equity resulting from operations	30,423	98,923	56,151	67,419	156,425	346,467	107,640	307,922

Equity transactions:
Purchase payments received from contract owners (note 3)	71,705	2,647	40,740	34,416	298,190	111,452	250,491	80,035
Transfers between funds	78,931	61,631	185,808	(143,884)	7,295	654,282	56,436	321,866
Redemptions (note 3)	(242,280)	(156,061)	(283,484)	(64,190)	(850,878)	(679,672)	(1,018,080)	(226,138)
Annuity benefits	—	—	—	—	(9,518)	(8,765)	—	—
Annual contract maintenance charges (note 2)	(44)	(43)	(247)	(222)	(1,008)	(826)	(435)	(382)
Contingent deferred sales charges (note 2)	(32)	(3,539)	(131)	(455)	(3,595)	(11,008)	(7,272)	(2,740)
Adjustments to maintain reserves	26	(30)	1,487	6	(76)	22	(34)	7

Net equity transactions	(91,694)	(95,395)	(55,827)	(174,329)	(559,590)	65,485	(718,894)	172,648

Net change in contract owners’ equity	(61,271)	3,528	324	(106,910)	(403,165)	411,952	(611,254)	480,570
Contract owners’ equity beginning of period	643,874	640,346	1,468,971	1,575,881	3,797,056	3,385,104	2,752,563	2,271,993

Contract owners’ equity end of period	$582,603	643,874	1,469,295	1,468,971	3,393,891	3,797,056	2,141,309	2,752,563

CHANGES IN UNITS:
Beginning units	43,676	50,055	126,499	142,059	287,318	280,500	195,073	181,853

Units purchased	11,695	8,837	25,532	3,064	35,362	65,945	21,678	30,750
Units redeemed	(17,541)	(15,216)	(30,251)	(18,624)	(75,656)	(59,127)	(71,749)	(17,530)

Ending units	37,830	43,676	121,780	126,499	247,024	287,318	145,002	195,073

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModCon2		NVITMdCpGr		NVITMidCap		NVITMyMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$34,784	34,254	(18,418)	(23,017)	(6,551)	(22,566)	291,616	260,298
Realized gain (loss) on investments	129,708	79,427	(242,662)	(226,248)	1,061,721	298,367	—	—
Change in unrealized gain (loss) on investments	(126,472)	32,182	373,822	387,678	(751,854)	235,676	—	—
Reinvested capital gains	54,348	35,592	—	—	189,615	111,091	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	92,368	181,455	112,742	138,413	492,931	622,568	291,616	260,298

Equity transactions:
Purchase payments received from contract owners (note 3)	349,497	37,922	55,618	18,347	56,067	83,652	1,626,545	472,322
Transfers between funds	198,865	(2,594)	(112,663)	(131,572)	(469,273)	(221,814)	3,849,272	1,387,754
Redemptions (note 3)	(969,372)	(393,003)	(467,058)	(254,362)	(2,708,570)	(1,076,780)	(6,087,877)	(1,931,270)
Annuity benefits	—	—	—	—	—	—	—	—
Annual contract maintenance charges (note 2)	(248)	(187)	(240)	(308)	(934)	(857)	(1,982)	(1,300)
Contingent deferred sales charges (note 2)	(2,725)	(3,158)	(1,155)	(3,493)	(7,960)	(11,140)	(11,571)	(22,369)
Adjustments to maintain reserves	(31)	8	(10)	(28)	(38)	3	188	34

Net equity transactions	(424,014)	(361,012)	(525,508)	(371,416)	(3,130,708)	(1,226,936)	(625,425)	(94,829)

Net change in contract owners’ equity	(331,646)	(179,557)	(412,766)	(233,003)	(2,637,777)	(604,368)	(333,809)	165,469
Contract owners’ equity beginning of period	2,556,610	2,736,167	1,488,153	1,721,156	7,548,052	8,152,420	8,911,170	8,745,701

Contract owners’ equity end of period	$2,224,964	2,556,610	1,075,387	1,488,153	4,910,275	7,548,052	8,577,361	8,911,170

CHANGES IN UNITS:
Beginning units	205,910	235,597	159,427	199,828	385,488	451,122	805,231	814,547

Units purchased	42,677	6,717	5,563	4,552	6,706	8,438	541,032	202,832
Units redeemed	(76,890)	(36,404)	(57,801)	(44,953)	(155,670)	(74,072)	(596,084)	(212,148)

Ending units	171,697	205,910	107,189	159,427	236,524	385,488	750,179	805,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapGr		NVITSmCapVal		NVITSmComp		NVITNWFund
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(15,981)	(19,214)	(10,204)	(31,449)	(47,270)	(57,070)	(28,495)	(26,470)
Realized gain (loss) on investments	44,583	(110,297)	268,379	93,157	327,714	53,572	530,598	86,141
Change in unrealized gain (loss) on investments	62,946	136,350	(687,741)	148,636	(659,427)	362,169	(346,553)	830,486
Reinvested capital gains	—	—	269,339	240,906	465,612	82,562	325,553	—

Net increase (decrease) in contract owners’ equity resulting from operations	91,548	6,839	(160,227)	451,250	86,629	441,233	481,103	890,157

Equity transactions:
Purchase payments received from contract owners (note 3)	4,808	5,311	6,717	14,700	122,656	31,771	16,694	50,707
Transfers between funds	3,661	(100,300)	(225,039)	(119,117)	18,165	(186,788)	(109,728)	(143,077)
Redemptions (note 3)	(279,022)	(290,347)	(974,921)	(461,610)	(1,554,916)	(902,500)	(2,775,620)	(1,219,707)
Annuity benefits	—	—	(5,395)	(5,039)	—	—	(6,809)	(5,826)
Annual contract maintenance charges (note 2)	(104)	(65)	(509)	(482)	(514)	(388)	(1,622)	(1,562)
Contingent deferred sales charges (note 2)	(1,311)	(5,009)	(2,852)	(7,761)	(2,385)	(9,601)	(4,650)	(15,826)
Adjustments to maintain reserves	(26)	(43)	(86)	132	(25)	(16)	1	(45)

Net equity transactions	(271,994)	(390,453)	(1,202,085)	(579,177)	(1,417,019)	(1,067,522)	(2,881,734)	(1,335,336)

Net change in contract owners’ equity	(180,446)	(383,614)	(1,362,312)	(127,927)	(1,330,390)	(626,289)	(2,400,631)	(445,179)
Contract owners’ equity beginning of period	1,155,536	1,539,150	3,131,327	3,259,254	4,018,570	4,644,859	7,744,428	8,189,607

Contract owners’ equity end of period	$975,090	1,155,536	1,769,015	3,131,327	2,688,180	4,018,570	5,343,797	7,744,428

CHANGES IN UNITS:
Beginning units	91,311	123,772	134,121	161,314	189,550	242,039	647,330	766,698

Units purchased	3,727	3,392	1,979	3,508	10,967	3,933	3,956	7,335
Units redeemed	(23,829)	(35,853)	(53,502)	(30,701)	(74,594)	(56,422)	(232,506)	(126,703)

Ending units	71,209	91,311	82,598	134,121	125,923	189,550	418,780	647,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITVKVal		NBTAGuard		NBTAMCGr		NBTAPart
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,191	3,428	(7,776)	(5,480)	(42,693)	(43,682)	(7,590)	(6,949)
Realized gain (loss) on investments	135,908	3,180	76,241	21,562	18,455	(258,468)	85,583	57,283
Change in unrealized gain (loss) on investments	(188,997)	98,164	(30,902)	68,614	598,130	681,595	(93,400)	(55,179)
Reinvested capital gains	34,007	51,084	—	—	—	—	86,950	104,377

Net increase (decrease) in contract owners’ equity resulting from operations	(16,891)	155,856	37,563	84,696	573,892	379,445	71,543	99,532

Equity transactions:
Purchase payments received from contract owners (note 3)	26,497	20,850	13,304	2,865	19,524	32,583	123,992	184
Transfers between funds	(88,360)	56,703	—	(114,735)	(82,414)	(111,078)	(33,964)	(23,441)
Redemptions (note 3)	(448,272)	(220,319)	(256,463)	(31,464)	(705,715)	(609,095)	(273,523)	(111,893)
Annuity benefits	—	—	—	—	—	—	—	—
Annual contract maintenance charges (note 2)	(154)	(176)	(89)	(81)	(575)	(403)	(60)	(75)
Contingent deferred sales charges (note 2)	(1,643)	(3,667)	(61)	(161)	(1,895)	(8,557)	(637)	(1,487)
Adjustments to maintain reserves	(15)	(18)	5	13	(26)	(6)	(31)	6

Net equity transactions	(511,947)	(146,627)	(243,304)	(143,563)	(771,101)	(696,556)	(184,223)	(136,706)

Net change in contract owners’ equity	(528,838)	9,229	(205,741)	(58,867)	(197,209)	(317,111)	(112,680)	(37,174)
Contract owners’ equity beginning of period	1,184,497	1,175,268	692,572	751,439	2,955,203	3,272,314	989,361	1,026,535

Contract owners’ equity end of period	$655,659	1,184,497	486,831	692,572	2,757,994	2,955,203	876,681	989,361

CHANGES IN UNITS:
Beginning units	104,599	118,612	47,905	58,107	229,581	287,500	63,355	72,752

Units purchased	2,987	9,203	903	214	7,732	9,631	10,178	2,789
Units redeemed	(47,529)	(23,216)	(17,003)	(10,416)	(59,951)	(67,550)	(21,454)	(12,186)

Ending units	60,057	104,599	31,805	47,905	177,362	229,581	52,079	63,355

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTSocRes		OppCapAp		OppMSt		OppMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(492)	(301)	(89,773)	(91,075)	(30,792)	(26,318)	(68,539)	(81,692)
Realized gain (loss) on investments	4,119	773	(16,098)	(505,297)	438,601	(80,920)	(570,341)	(1,137,709)
Change in unrealized gain (loss) on investments	(2,433)	2,392	1,056,100	1,149,280	(85,278)	1,374,171	914,210	1,302,776
Reinvested capital gains	141	290	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	1,335	3,154	950,229	552,908	322,531	1,266,933	275,330	83,375

Equity transactions:
Purchase payments received from contract owners (note 3)	—	7,171	76,703	91,483	35,251	62,789	101,364	39,062
Transfers between funds	701	(3,050)	(217,041)	(292,048)	(342,032)	(238,777)	(212,146)	(191,755)
Redemptions (note 3)	(4,003)	(3,718)	(2,668,254)	(1,428,794)	(2,676,633)	(1,070,093)	(1,539,870)	(845,731)
Annuity benefits	—	—	(10,859)	(9,592)	—	—	—	—
Annual contract maintenance charges (note 2)	—	—	(2,190)	(2,038)	(1,642)	(1,423)	(964)	(1,006)
Contingent deferred sales charges (note 2)	—	(66)	(8,598)	(15,332)	(7,251)	(11,999)	(2,237)	(12,799)
Adjustments to maintain reserves	(28)	(2)	31	(98)	(50)	63	15	(53)

Net equity transactions	(3,330)	335	(2,830,208)	(1,656,419)	(2,992,357)	(1,259,440)	(1,653,838)	(1,012,282)

Net change in contract owners’ equity	(1,995)	3,489	(1,879,979)	(1,103,511)	(2,669,826)	7,493	(1,378,508)	(928,907)
Contract owners’ equity beginning of period	29,869	26,380	8,410,761	9,514,272	10,111,832	10,104,339	5,311,694	6,240,601

Contract owners’ equity end of period	$27,874	29,869	6,530,782	8,410,761	7,442,006	10,111,832	3,933,186	5,311,694

CHANGES IN UNITS:
Beginning units	2,242	2,220	710,080	854,574	891,007	1,009,822	526,837	628,363

Units purchased	1,145	708	7,747	15,078	3,033	11,052	9,984	6,331
Units redeemed	(1,415)	(686)	(227,783)	(159,572)	(257,100)	(129,867)	(164,702)	(107,857)

Ending units	1,972	2,242	490,044	710,080	636,940	891,007	372,119	526,837

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DrySRGro		VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(19,313)	(34,407)	(6,420)	(2,777)	(14,087)	(13,424)	(4,166)	(3,571)
Realized gain (loss) on investments	(312,136)	(224,760)	50,008	105,409	685,481	159,786	23,473	33,028
Change in unrealized gain (loss) on investments	476,604	449,372	44,264	(19,421)	(520,011)	226,346	54,655	(4,250)
Reinvested capital gains	—	—	93,977	41,909	339,103	175,731	43,520	14,202

Net increase (decrease) in contract owners’ equity resulting from operations	145,155	190,205	181,829	125,120	490,486	548,439	117,482	39,409

Equity transactions:
Purchase payments received from contract owners (note 3)	32,245	11,043	9,134	416	—	18	5,355	34,872
Transfers between funds	(154,245)	(117,939)	127,844	40,011	(85,495)	(21,242)	33,679	31,611
Redemptions (note 3)	(776,481)	(254,321)	(45,969)	(94,785)	(1,085,001)	(357,022)	(73,304)	(6,046)
Annuity benefits	—	—	—	—	—	—	—	—
Annual contract maintenance charges (note 2)	(628)	(539)	(124)	(76)	(197)	(152)	(35)	(27)
Contingent deferred sales charges (note 2)	(977)	(2,970)	(3)	(982)	(333)	(2,850)	—	(15)
Adjustments to maintain reserves	(20)	(17)	13	(16)	(35)	51	(31)	(11)

Net equity transactions	(900,106)	(364,743)	90,895	(55,432)	(1,171,061)	(381,197)	(34,336)	60,384

Net change in contract owners’ equity	(754,951)	(174,538)	272,724	69,688	(680,575)	167,242	83,146	99,793
Contract owners’ equity beginning of period	2,621,778	2,796,316	459,454	389,766	1,846,887	1,679,645	290,747	190,954

Contract owners’ equity end of period	$1,866,827	2,621,778	732,178	459,454	1,166,312	1,846,887	373,893	290,747

CHANGES IN UNITS:
Beginning units	325,427	373,735	20,367	23,772	65,895	82,428	12,703	10,245

Units purchased	3,792	2,829	9,212	6,080	—	1	5,295	8,706
Units redeemed	(111,168)	(51,137)	(5,649)	(9,485)	(35,225)	(16,534)	(6,597)	(6,248)

Ending units	218,051	325,427	23,930	20,367	30,670	65,895	11,401	12,703

(Continued)

NATIONWIDE VARIABLE ACCOUNT–8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldHAs		VKUEmMkt		VKUUSRE
Investment activity:	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,662)	(3,807)	5,416	8,302	(8,633)	(7,028)
Realized gain (loss) on investments	97,455	23,507	1,465	3,673	483,886	452,617
Change in unrealized gain (loss) on investments	(25,533)	21,439	(4,884)	(4,462)	(1,063,577)	167,016
Reinvested capital gains	38,360	16,100	2,906	2,156	195,777	173,429

Net increase (decrease) in contract owners’ equity resulting from operations	106,620	57,239	4,903	9,669	(392,547)	786,034

Equity transactions:
Purchase payments received from contract owners (note 3)	—	—	—	—	25,688	76,464
Transfers between funds	—	—	—	(7,494)	(141,591)	(24,114)
Redemptions (note 3)	(136,167)	(33,260)	(18,980)	(17,825)	(567,738)	(439,969)
Annuity benefits	—	—	—	—	—	—
Annual contract maintenance charges (note 2)	—	—	(67)	(76)	(510)	(382)
Contingent deferred sales charges (note 2)	(53)	(489)	(16)	(302)	(1,801)	(4,263)
Adjustments to maintain reserves	(35)	27	11	4	14	15

Net equity transactions	(136,255)	(33,722)	(19,052)	(25,693)	(685,938)	(392,249)

Net change in contract owners’ equity	(29,635)	23,517	(14,149)	(16,024)	(1,078,485)	393,785
Contract owners’ equity beginning of period	286,547	263,030	109,395	125,419	2,705,768	2,311,983

Contract owners’ equity end of period	$256,912	286,547	95,246	109,395	1,627,283	2,705,768

CHANGES IN UNITS:
Beginning units	9,314	10,495	4,548	5,697	71,940	83,673

Units purchased	—	—	—	—	5,235	10,518
Units redeemed	(3,487)	(1,181)	(778)	(1,149)	(24,258)	(22,251)

Ending units	5,827	9,314	3,770	4,548	52,917	71,940

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)*

Federated IS – High Income Bond Fund II – Primary Shares (FedHiInc)*

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)*

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)*

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolio of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap)

Portfolios of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET – Capital and Income Portfolio – Class I (LMVECapInc)

Legg Mason Partners VET – Fundamental Value Portfolio – Class I (LMVEFundVal)

Legg Mason Partners VET – Investors Portfolio – Class I (LMVEInvest)

Portfolios of the Legg Mason Partners Variable Income Trust (Legg Mason Partners VIT);

Legg Mason Partners VIT – Global High Yield Bond Portfolio – Class I (LMVIGlbHgYld)

Portfolios of the Legg Mason Partners Variable Portfolios (Legg Mason Partners VP);

Legg Mason Partners VP I, Inc. – All Cap Portfolio – Class I (LMVPAllCap)*

Legg Mason Partners VP I, Inc. – Total Return Portfolio – Class I (LMVPTotRtr)*

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Emerging Growth Series – Initial Class (MFSEmerGro)*

MFS VIT – Total Return Series – Initial Class (MFSTotReSe)*

Nationwide GVIT Strategic Value Fund – Class I (NWStratV)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)*

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares (NBTAMCGr)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)*

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Turner GVIT Growth Focus Fund – Class III (TurnGrowth3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro)*

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the next page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-8 Options

	America’s Vision	America’s Vision Plus
Variable Account Charges – Recurring	1.40%	1.40%
Beneficiary Protector Option Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.	—	0.40%
Maximum Variable Account Charges*	1.40%	1.80%

*	When maximum options are utilized.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007.

	Total	ACVPIncGr	ACVPInt	ACVPInt3	ACVPUltra	ACVPVal	CSTLCapV	DryIPSmCap
1.40%	$2,631,653	34,928	62,660	13,727	783	72,962	838	5,762
1.80%	4,003	—	—	—	—	143	—	—

Totals	$2,635,656	34,928	62,660	13,727	783	73,105	838	5,762

	DryVApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPOvSR	FidVIPConS
1.40%	$37,833	51,052	142,133	208,273	20,710	33,081	8,435	212,391
1.80%	107	98	863	395	88	—	—	318

Totals	$37,940	51,150	142,996	208,668	20,798	33,081	8,435	212,709

	FidVIPGrOpS	FidVIPValS	JAspForty	JAspGlTechS2	JAspGlTechS	JAspIntGroS2	JAspIntGroS	JPM2MdCap
1.40%	$20,371	3,016	35,014	937	12,011	12,395	41,566	2,082
1.80%	—	—	281	—	—	—	—	—

Totals	$20,371	3,016	35,295	937	12,011	12,395	41,566	2,082

	LMVECapInc	LMVEFundVal	LMVEInvest	LMVIGlbHgYld	LMVPAllCap	LMVPTotRtr	NVITFHiInc	NVITEmMrkts3
1.40%	$29,290	104,727	77,414	32,588	60,881	15,223	15,875	8,439
1.80%	67	299	—	—	140	33	—	—

Totals	$29,357	105,026	77,414	32,588	61,021	15,256	15,875	8,439

	NVITIntGro	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlTech	NVITGlTech3	NVITGvtBd	NVITGrowth
1.40%	$205	5,380	9,153	4,940	34	286	144,649	11,499
1.80%	—	—	—	—	—	—	121	—

Totals	$205	5,380	9,153	4,940	34	286	144,770	11,499

	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITMdCpGr	NVITMidCap	NVITMyMkt
1.40%	$9,728	20,237	52,522	34,480	32,925	18,418	93,692	126,967
1.80%	—	—	—	—	—	—	142	—

Totals	$9,728	20,237	52,522	34,480	32,925	18,418	93,834	126,967

	NVITSmCapGr	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITVKVal	NBTAGuard	NBTAMCGr	NBTAPart
1.40%	$15,981	35,341	49,859	95,612	14,652	9,536	42,693	13,146
1.80%	—	—	—	501	—	—	—	—

Totals	$15,981	35,341	49,859	96,113	14,652	9,536	42,693	13,146

	NBTSocRes	OppCapAp	OppMSt	OppMidCap	DrySRGro	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1
1.40%	$530	108,842	126,963	68,383	32,376	8,799	22,672	4,612
1.80%	—	109	142	156	—	—	—	—

Totals	$530	108,951	127,105	68,539	32,376	8,799	22,672	4,612

	VEWrldHAs	VKUEmMkt	VKUUSRE
1.40%	$4,055	1,386	33,703
1.80%	—	—	—

Totals	$4,055	1,386	33,703

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $3,230,697 and $1,209,410, respectively, and total transfers from the Account to the fixed account were $2,819,615 and $1,458,296, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $43,277 and $45,731 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Income & Growth Fund – Class I
2007	1.40%	160,096	$11.97	$1,916,808	2.10%	-1.47%
2006	1.40%	229,072	12.15	2,783,682	1.83%	15.45%
2005	1.40%	255,347	10.53	2,687,651	1.94%	3.17%
2004	1.40%	275,863	10.20	2,814,366	1.36%	11.41%
2003	1.40%	270,203	9.16	2,474,279	1.17%	27.54%

American Century VP – International Fund – Class I
2007	1.40%	249,312	14.67	3,657,774	0.79%	16.40%
2006	1.40%	397,165	12.60	5,006,209	1.64%	23.28%
2005	1.40%	482,505	10.22	4,933,391	1.13%	11.67%
2004	1.40%	532,877	9.16	4,878,891	0.54%	13.32%
2003	1.40%	596,775	8.08	4,821,869	0.71%	22.77%

American Century VP – International Fund – Class III
2007	1.40%	56,154	17.92	1,006,323	0.69%	16.40%
2006	1.40%	59,602	15.40	917,660	1.53%	23.28%
2005	1.40%	58,170	12.49	726,484	0.98%	11.52%
2004	1.40%	43,591	11.20	488,162	0.52%	13.47%
2003	1.40%	40,870	9.87	403,359	0.73%	22.77%

American Century VP – Ultra® Fund – Class I
2007	1.40%	5,616	12.27	68,894	0.00%	19.31%
2006	1.40%	4,734	10.28	48,674	0.00%	-4.63%
2005	1.40%	5,418	10.78	58,409	0.00%	0.74%
2004	1.40%	4,073	10.70	43,587	0.00%	9.13%
2003	1.40%	1,597	9.81	15,661	0.00%	23.15%

American Century VP – Value Fund – Class I
2007	1.40% to 1.80%	219,882	17.86 to 14.63	3,926,114	1.76%	-6.47% to - 6.86%
2006	1.40% to 1.80%	319,026	19.10 to 15.71	6,091,392	1.36%	17.00% to 16.52%
2005	1.40% to 1.80%	370,634	16.32 to 13.48	6,048,877	0.85%	3.57% to 3.15%
2004	1.40% to 1.80%	385,376	15.76 to 13.07	6,072,845	0.97%	12.73% to 12.28%
2003	1.40% to 1.80%	399,980	13.98 to 11.64	5,591,093	1.03%	27.15% to 26.64%

Credit Suisse Trust – Large Cap Value Portfolio
2007	1.40%	2,729	13.82	37,719	0.77%	0.35%
2006	1.40%	7,598	13.77	104,647	1.16%	17.68%
2005	1.40%	9,041	11.70	105,810	0.82%	6.63%
2004	1.40%	8,076	10.98	88,636	0.32%	9.78%
2003	1.40%	18,430	10.00	184,246	0.71%	23.41%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	1.40%	19,788	14.50	286,989	0.42%	-2.05%
2006	1.40%	34,748	14.81	514,522	0.43%	12.81%
2005	1.40%	39,040	13.13	512,416	0.00%	5.74%
2004	1.40%	41,772	12.41	518,530	0.48%	20.18%
2003	1.40%	21,303	10.33	220,039	0.31%	35.85%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	1.40% to 1.80%	170,608	12.22 to 11.37	2,083,939	1.77%	5.62% to 5.19%
2006	1.40% to 1.80%	268,085	11.57 to 10.81	3,100,491	1.58%	14.85% to 14.39%
2005	1.40% to 1.80%	328,839	10.07 to 9.45	3,311,455	0.02%	2.92% to 2.50%
2004	1.40% to 1.80%	367,587	9.79 to 9.22	3,594,725	1.64%	3.58% to 3.16%
2003	1.40% to 1.80%	386,221	9.45 to 8.93	3,646,902	1.37%	19.47% to 18.99%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS – Quality Bond Fund II – Primary Shares
2007	1.40% to 1.80%	219,774	$14.00 to 12.26	$3,075,147	5.00%	3.90% to 3.48%
2006	1.40% to 1.80%	296,692	13.47 to 11.85	3,995,812	4.23%	2.70% to 2.28%
2005	1.40% to 1.80%	335,119	13.12 to 11.59	4,394,770	3.80%	-0.12% to -0.52%
2004	1.40% to 1.80%	376,047	13.13 to 11.65	4,932,997	4.15%	2.17% to 1.75%
2003	1.40% to 1.80%	400,580	12.85 to 11.45	5,143,710	3.38%	3.18% to 2.76%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	1.40% to 1.80%	542,801	14.75 to 13.00	7,998,043	1.48%	-0.01% to - 0.42%
2006	1.40% to 1.80%	792,440	14.75 to 13.06	11,680,436	3.11%	18.40% to 17.92%
2005	1.40% to 1.80%	915,228	12.46 to 11.07	11,394,304	1.56%	4.28% to 3.86%
2004	1.40% to 1.80%	1,016,343	11.94 to 10.66	12,127,693	1.43%	9.82% to 9.38%
2003	1.40% to 1.80%	1,053,914	10.88 to 9.75	11,451,998	1.61%	28.40% to 27.88%

Fidelity® VIP – Growth Portfolio – Service Class
2007	1.40% to 1.80%	1,227,804	10.97 to 10.64	13,471,129	0.67%	25.09% to 24.58%
2006	1.40% to 1.80%	1,823,890	8.77 to 8.54	15,998,436	0.29%	5.24% to 4.82%
2005	1.40% to 1.80%	2,139,621	8.34 to 8.15	17,833,310	0.39%	4.20% to 3.78%
2004	1.40% to 1.80%	2,419,977	8.00 to 7.85	19,357,545	0.17%	1.82% to 1.40%
2003	1.40% to 1.80%	2,629,076	7.86 to 7.74	20,654,769	0.19%	30.92% to 30.39%

Fidelity® VIP – High Income Portfolio – Service Class
2007	1.40% to 1.80%	120,548	10.64 to 13.59	1,284,114	7.35%	1.21% to 0.80%
2006	1.40% to 1.80%	153,308	10.52 to 13.48	1,613,269	7.29%	9.63% to 9.18%
2005	1.40% to 1.80%	179,785	9.59 to 12.35	1,725,621	14.68%	1.09% to 0.68%
2004	1.40% to 1.80%	199,142	9.49 to 12.26	1,890,686	7.90%	7.94% to 7.50%
2003	1.40% to 1.80%	203,628	8.79 to 11.41	1,791,138	6.50%	25.19% to 24.69%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	1.40%	128,952	15.00	1,934,392	3.04%	15.56%
2006	1.40%	212,807	12.98	2,762,519	0.82%	16.30%
2005	1.40%	252,391	11.16	2,817,164	0.55%	17.31%
2004	1.40%	279,800	9.51	2,662,237	1.06%	11.90%
2003	1.40%	299,969	8.50	2,550,632	0.71%	41.20%

Fidelity® VIP – Overseas Portfolio – Service Class R
2007	1.40%	27,204	19.25	523,552	3.27%	15.58%
2006	1.40%	38,833	16.65	646,640	0.72%	16.30%
2005	1.40%	33,012	14.32	472,653	0.56%	17.26%
2004	1.40%	36,879	12.21	450,279	0.87%	11.91%
2003	1.40%	21,273	10.91	232,098	0.67%	41.25%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	1.40% to 1.80%	707,919	17.66 to 17.39	12,500,526	0.70%	15.85% to 15.38%
2006	1.40% to 1.80%	1,112,087	15.24 to 15.07	16,950,261	1.10%	10.03% to 9.59%
2005	1.40% to 1.80%	1,246,523	13.85 to 13.75	17,267,224	0.20%	15.22% to 14.75%
2004	1.40% to 1.80%	1,319,733	12.02 to 11.98	15,866,961	0.25%	13.73% to 13.26%
2003	1.40% to 1.80%	1,443,383	10.57 to 10.58	15,259,299	0.35%	26.56% to 26.04%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	1.40%	112,503	10.28	1,156,005	0.00%	21.31%
2006	1.40%	192,953	8.47	1,634,352	0.62%	3.83%
2005	1.40%	229,711	8.16	1,873,913	0.81%	7.34%
2004	1.40%	261,625	7.60	1,988,275	0.47%	5.56%
2003	1.40%	278,722	7.20	2,006,624	0.67%	27.85%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	1.40%	9,497	15.69	149,019	0.94%	4.11%
2006	1.40%	14,378	15.07	216,694	0.59%	14.58%
2005	1.40%	19,372	13.15	254,819	0.00%	1.12%
2004	1.40%	22,599	13.01	293,966	0.00%	12.39%
2003	1.40%	22,305	11.57	258,152	0.00%	55.58%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Forty Portfolio – Service Shares
2007	1.40% to 1.80%		201,817	$11.78 to 14.90	$2,380,341	0.16%	34.71% to 34.16%
2006	1.40% to 1.80%		285,849	8.74 to 11.11	2,501,664	0.14%	7.59% to 7.16%
2005	1.40% to 1.80%		314,433	8.12 to 10.37	2,557,475	0.01%	10.99% to 10.54%
2004	1.40% to 1.80%		336,743	7.32 to 9.38	2,467,758	0.02%	16.32% to 15.85%
2003	1.40% to 1.80%		397,969	6.29 to 8.09	2,506,683	0.24%	18.55% to 18.07%

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2007	1.40%		3,085	14.34	44,235	0.32%	20.04%
2006	1.40%		3,489	11.94	41,676	0.00%	6.43%
2005	1.40%		3,443	11.22	38,641	0.00%	9.77%
2004	1.40%		7,969	10.22	81,474	0.00%	-0.58%
2003	1.40%		7,463	10.28	76,743	0.00%	45.08%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	1.40%		161,814	4.81	779,091	0.31%	19.99%
2006	1.40%		210,813	4.01	845,943	0.00%	6.32%
2005	1.40%		243,006	3.77	917,140	0.00%	9.99%
2004	1.40%		261,753	3.43	898,143	0.00%	-0.84%
2003	1.40%		293,472	3.46	1,015,527	0.00%	44.43%

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	1.40%		32,485	28.56	927,720	0.50%	26.27%
2006	1.40%		30,190	22.62	682,799	2.11%	44.65%
2005	1.40%		24,096	15.64	376,756	1.05%	30.18%
2004	1.40%		13,966	12.01	167,748	0.75%	17.05%
2003	1.40%		15,868	10.26	162,832	0.95%	32.66%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	1.40%		173,906	16.31	2,835,769	0.44%	26.22%
2006	1.40%		224,260	12.92	2,897,268	1.85%	44.58%
2005	1.40%		266,171	8.94	2,378,376	1.02%	30.10%
2004	1.40%		282,933	6.87	1,943,253	0.80%	17.03%
2003	1.40%		304,328	5.87	1,786,106	0.88%	32.65%

JPMorgan Series Trust II – Mid Cap Value Portfolio
2007	1.40%		8,121	14.26	115,795	0.97%	1.01%
2006	1.40%		13,447	14.12	189,817	0.63%	15.21%
2005	1.40%		16,614	12.25	203,562	0.17%	7.69%
2004	1.40%		10,192	11.38	115,962	0.00%	13.78%	(a	) (b)

Legg Mason Partners VET – Capital and Income Portfolio – Class I
2007	1.40	% to 1.80%	276,791	10.02 to 9.99	2,772,859	2.79%	0.18% to -0.10%	(a	) (b)

Legg Mason Partners VET – Fundamental Value Portfolio – Class I
2007	1.40	% to 1.80%	946,802	9.51 to 9.48	8,999,622	2.53%	-4.95% to -5.21%	(a	) (b)

Legg Mason Partners VET – Investors Portfolio – Class I
2007	1.40%		288,388	15.30	4,411,144	1.07%	2.44%
2006	1.40%		412,420	14.93	6,158,150	1.57%	16.61%
2005	1.40%		468,532	12.81	5,999,572	1.12%	5.04%
2004	1.40% to 1.80%		537,136	12.19 to 9.71	6,539,406	1.43%	8.83% to 8.39%
2003	1.40% to 1.80%		569,592	11.20 to 8.96	6,372,426	1.36%	30.48% to 29.95%

Legg Mason Partners VIT – Global High Yield Bond Portfolio – Class I
2007	1.40%		106,828	16.49	1,761,739	5.93%	-1.47%
2006	1.40%		159,724	16.74	2,673,440	5.62%	9.10%
2005	1.40%		179,646	15.34	2,756,141	5.89%	2.36%
2004	1.40%		184,257	14.99	2,761,610	6.05%	9.53%
2003	1.40%		203,726	13.68	2,787,671	6.76%	22.46%

Legg Mason Partners VP I, Inc. – All Cap Portfolio – Class I
2006	1.40% to 1.80%		818,372	16.80 to 11.92	13,740,292	1.29%	16.46% to 15.99%
2005	1.40% to 1.80%		952,260	14.43 to 10.28	13,729,586	0.82%	2.59% to 2.18%
2004	1.40% to 1.80%		1,069,341	14.06 to 10.06	15,028,930	0.53%	6.80% to 6.36%
2003	1.40% to 1.80%		1,121,498	13.17 to 9.46	14,759,462	0.25%	37.09% to 36.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Legg Mason Partners VP I, Inc. – Total Return Portfolio – Class I
2006	1.40% to 1.80%	254,656	$13.15 to 12.24	$3,348,137	1.91%	10.99% to 10.54%
2005	1.40% to 1.80%	320,345	11.85 to 11.07	3,794,770	1.91%	1.87% to 1.46%
2004	1.40% to 1.80%	347,174	11.63 to 10.91	4,036,965	1.83%	7.22% to 6.78%
2003	1.40% to 1.80%	356,571	10.85 to 10.22	3,867,173	1.64%	14.29% to 13.83%

Nationwide GVIT Strategic Value Fund – Class I
2003	1.40%	2,530	11.01	27,862	0.03%	36.87%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	1.40%	79,369	14.21	1,127,764	9.54%	1.68%
2006	1.40%	54,324	13.97	759,120	7.68%	9.06%
2005	1.40%	64,334	12.81	824,322	7.61%	0.95%
2004	1.40%	79,215	12.69	1,005,433	7.47%	8.56%
2003	1.40%	74,616	11.69	872,421	7.57%	20.56%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2003	1.40%	1,025	11.05	11,331	0.48%	62.95%

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	1.40%	20,688	36.80	761,263	0.69%	43.50%
2006	1.40%	18,628	25.64	477,668	0.74%	34.74%
2005	1.40%	17,807	19.03	338,892	0.58%	30.80%
2004	1.40%	9,404	14.55	136,824	1.31%	19.07%
2003	1.40%	3,923	12.22	47,938	0.18%	62.91%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	1.40%	1,030	15.42	15,880	0.39%	25.36%
2006	1.40%	1,072	12.30	13,185	1.12%	31.11%
2005	1.40%	1,118	9.38	10,488	0.96%	28.39%
2004	1.40%	1,241	7.31	9,067	0.81%	12.60%
2003	1.40%	1,293	6.49	8,390	0.00%	33.73%

Nationwide VIT – Gartmore International Growth Fund – Class III
2007	1.40%	14,533	24.63	358,015	0.46%	25.36%
2006	1.40%	17,615	19.65	346,155	1.22%	31.10%
2005	1.40%	16,265	14.99	243,812	1.21%	28.36%
2004	1.40%	4,449	11.68	51,957	0.93%	12.75%
2003	1.40%	3,452	10.36	35,754	0.00%	33.44%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	1.40%	33,398	15.32	511,674	0.35%	18.21%
2006	1.40%	61,664	12.96	799,176	0.83%	24.12%
2005	1.40%	80,157	10.44	836,943	0.91%	17.67%
2004	1.40%	84,546	8.87	750,193	0.00%	14.05%
2003	1.40%	90,822	7.78	706,623	0.00%	34.16%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III
2007	1.40%	10,842	26.69	289,389	0.47%	18.25%
2006	1.40%	13,938	22.57	314,600	0.89%	24.06%
2005	1.40%	16,451	18.19	299,320	0.74%	17.67%
2004	1.40%	11,408	15.46	176,391	0.00%	14.05%
2003	1.40%	5,173	13.56	70,134	0.00%	35.58%	(a	) (b)

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	1.40%	684	3.83	2,619	0.00%	18.40%
2006	1.40%	701	3.23	2,267	0.00%	9.62%
2005	1.40%	703	2.95	2,074	0.00%	-1.91%
2004	1.40%	704	3.01	2,117	0.00%	2.85%
2003	1.40%	706	2.92	2,064	0.00%	53.06%

Nationwide VIT – Global Technology and Communications Fund – Class III
2007	1.40%	2,002	14.27	28,561	0.00%	18.49%
2006	1.40%	529	12.04	6,369	0.00%	9.53%
2005	1.40%	530	10.99	5,826	0.00%	-1.90%
2004	1.40%	615	11.20	6,891	0.00%	2.82%
2003	1.40%	916	10.90	9,982	0.00%	53.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Government Bond Fund – Class I
2007	1.40% to 1.80%	575,308	$14.32 to 12.46	$8,236,653	4.38%	5.65% to 5.22%
2006	1.40% to 1.80%	866,835	13.55 to 11.84	11,747,092	4.00%	1.90% to 1.49%
2005	1.40% to 1.80%	986,336	13.30 to 11.67	13,117,500	3.67%	1.82% to 1.41%
2004	1.40% to 1.80%	1,121,366	13.06 to 11.50	14,632,732	5.50%	1.82% to 1.40%
2003	1.40% to 1.80%	1,294,042	12.83 to 11.34	16,587,355	3.13%	0.57% to 0.16%

Nationwide VIT – Growth Fund – Class I
2007	1.40%	91,019	6.82	620,557	0.16%	17.86%
2006	1.40%	161,590	5.78	934,739	0.05%	4.69%
2005	1.40%	185,920	5.53	1,027,342	0.08%	5.01%
2004	1.40%	202,457	5.26	1,065,308	0.31%	6.64%
2003	1.40%	219,678	4.93	1,083,921	0.02%	30.88%

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	1.40%	37,830	15.40	582,603	2.13%	4.47%
2006	1.40%	43,676	14.74	643,874	2.06%	15.24%
2005	1.40%	50,055	12.79	640,346	1.70%	6.42%
2004	1.40%	58,835	12.02	707,230	1.71%	12.43%
2003	1.40%	12,952	10.69	138,477	1.39%	30.02%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	1.40%	121,780	12.07	1,469,295	3.42%	3.90%
2006	1.40%	126,499	11.61	1,468,971	2.93%	4.68%
2005	1.40%	142,059	11.09	1,575,881	2.82%	1.86%
2004	1.40%	129,584	10.89	1,411,181	2.38%	3.19%
2003	1.40%	86,112	10.55	908,801	2.59%	6.40%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	1.40%	247,024	13.70	3,384,735	2.68%	4.17%
2006	1.40%	287,318	13.15	3,779,167	2.43%	9.80%
2005	1.40%	280,500	11.98	3,360,237	2.24%	3.87%
2004	1.40%	255,069	11.53	2,941,643	2.13%	8.00%
2003	1.40%	202,719	10.68	2,164,674	1.75%	18.37%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	1.40%	145,002	14.77	2,141,309	2.17%	4.66%
2006	1.40%	195,073	14.11	2,752,563	2.19%	12.94%
2005	1.40%	181,853	12.49	2,271,993	2.08%	5.58%
2004	1.40%	152,212	11.83	1,801,211	1.90%	10.52%
2003	1.40%	110,062	10.71	1,178,411	1.26%	24.87%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	1.40%	171,697	12.96	2,224,964	2.83%	4.37%
2006	1.40%	205,910	12.42	2,556,610	2.74%	6.91%
2005	1.40%	235,597	11.61	2,736,167	2.68%	3.03%
2004	1.40%	215,545	11.27	2,429,733	2.27%	5.66%
2003	1.40%	154,692	10.67	1,650,375	2.28%	12.11%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	1.40%	107,189	10.03	1,075,387	0.00%	7.48%
2006	1.40%	159,427	9.33	1,488,153	0.00%	8.37%
2005	1.40%	199,828	8.61	1,721,156	0.00%	8.21%
2004	1.40%	218,357	7.96	1,738,055	0.00%	13.72%
2003	1.40%	224,581	7.00	1,571,880	0.00%	38.18%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	1.40% to 1.80%	236,524	20.77 to 15.33	4,910,275	1.40%	6.05% to 5.61%
2006	1.40% to 1.80%	385,488	19.59 to 14.52	7,548,052	1.14%	8.36% to 7.92%
2005	1.40% to 1.80%	451,122	18.08 to 13.45	8,152,420	1.00%	10.53% to 10.09%
2004	1.40% to 1.80%	496,569	16.35 to 12.22	8,118,655	0.53%	14.11% to 13.65%
2003	1.40% to 1.80%	525,831	14.33 to 10.75	7,533,955	0.45%	32.77% to 32.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Money Market Fund – Class I
2007	1.40%	750,179	$11.43	$8,577,361	4.79%	3.32%
2006	1.40%	805,231	11.07	8,911,170	4.32%	3.07%
2005	1.40%	814,547	10.74	8,745,701	2.63%	1.23%
2004	1.40%	889,486	10.61	9,433,841	0.78%	-0.60%
2003	1.40%	1,048,726	10.67	11,189,870	0.61%	-0.78%
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	1.40%	71,209	13.69	975,090	0.00%	8.21%
2006	1.40%	91,311	12.65	1,155,536	0.00%	1.77%
2005	1.40%	123,772	12.44	1,539,150	0.00%	6.58%
2004	1.40%	136,511	11.67	1,592,731	0.00%	11.83%
2003	1.40%	153,861	10.43	1,605,284	0.00%	32.39%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	1.40%	82,598	21.36	1,764,384	1.03%	-8.21%
2006	1.40%	134,121	23.27	3,121,058	0.44%	15.66%
2005	1.40%	161,314	20.12	3,245,703	0.07%	1.63%
2004	1.40%	172,826	19.80	3,421,420	0.00%	15.66%
2003	1.40%	184,554	17.12	3,159,001	0.00%	54.66%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	1.40%	125,923	21.35	2,688,180	0.08%	0.69%
2006	1.40%	189,550	21.20	4,018,570	0.10%	10.47%
2005	1.40%	242,039	19.19	4,644,859	0.00%	10.75%
2004	1.40%	262,129	17.33	4,542,140	0.00%	17.36%
2003	1.40%	284,376	14.77	4,198,853	0.00%	39.04%
Nationwide VIT – Nationwide Fund – Class I
2007	1.40% to 1.80%	418,780	12.73 to 12.68	5,331,025	1.03%	6.66% to 6.22%
2006	1.40% to 1.80%	647,330	11.94 to 11.94	7,726,147	1.05%	12.04% to 11.59%
2005	1.40% to 1.80%	766,698	10.65 to 10.70	8,167,469	0.89%	5.94% to 5.51%
2004	1.40% to 1.80%	862,514	10.06 to 10.14	8,672,922	1.24%	8.21% to 7.78%
2003	1.40% to 1.80%	957,084	9.29 to 9.41	8,893,349	0.54%	25.73% to 25.22%
Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	1.40%	60,057	10.92	655,659	1.83%	-3.59%
2006	1.40%	104,599	11.32	1,184,497	1.67%	14.29%
2005	1.40%	118,612	9.91	1,175,268	1.64%	2.79%
2004	1.40%	106,122	9.64	1,022,952	1.27%	15.85%
2003	1.40%	94,377	8.32	785,241	1.24%	29.59%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	1.40%	31,805	15.31	486,831	0.30%	5.88%
2006	1.40%	47,905	14.46	692,572	0.70%	11.79%
2005	1.40%	58,107	12.93	751,439	0.14%	6.88%
2004	1.40%	68,607	12.10	830,127	0.12%	14.19%
2003	1.40%	65,822	10.60	697,437	0.90%	29.92%
Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	1.40%	177,362	15.55	2,757,994	0.00%	20.80%
2006	1.40%	229,581	12.87	2,955,203	0.00%	13.09%
2005	1.40%	287,500	11.38	3,272,314	0.00%	12.15%
2004	1.40%	313,299	10.15	3,179,519	0.00%	14.68%
2003	1.40%	325,971	8.85	2,884,659	0.00%	26.28%
Neuberger Berman AMT – Partners Portfolio – Class I
2007	1.40%	52,079	16.83	876,681	0.60%	7.80%
2006	1.40%	63,355	15.62	989,361	0.67%	10.67%
2005	1.40%	72,752	14.11	1,026,535	1.04%	16.40%
2004	1.40%	60,073	12.12	728,217	0.01%	17.31%
2003	1.40%	59,646	10.33	616,350	0.00%	33.20%
Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	1.40%	1,972	14.13	27,874	0.13%	6.10%
2006	1.40%	2,242	13.32	29,869	0.15%	12.12%
2005	1.40%	2,220	11.88	26,380	0.00%	5.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	1.40% to 1.80%	490,044	$13.29 to 10.31	$6,509,233	0.26%	12.54% to 12.08%
2006	1.40% to 1.80%	710,080	11.81 to 9.20	8,381,529	0.39%	6.44% to 6.01%
2005	1.40% to 1.80%	854,574	11.09 to 8.67	9,477,010	0.93%	3.63% to 3.21%
2004	1.40% to 1.80%	965,446	10.70 to 8.40	10,323,075	0.32%	5.44% to 5.01%
2003	1.40% to 1.80%	1,024,415	10.15 to 8.00	10,389,644	0.38%	29.11% to 28.59%
Oppenheimer VAF – Main Street®– Non-Service Shares
2007	1.40% to 1.80%	636,940	11.68 to 11.75	7,442,006	1.10%	2.95% to 2.53%
2006	1.40% to 1.80%	891,007	11.35 to 11.46	10,111,832	1.14%	13.42% to 12.96%
2005	1.40% to 1.80%	1,009,822	10.01 to 10.15	10,104,339	1.35%	4.50% to 4.07%
2004	1.40% to 1.80%	1,127,280	9.58 to 9.75	10,795,189	0.84%	7.93% to 7.49%
2003	1.40% to 1.80%	1,252,731	8.87 to 9.07	11,115,529	0.93%	24.95% to 24.44%
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	1.40% to 1.80%	372,119	10.57 to 10.55	3,933,186	0.00%	4.84% to 4.41%
2006	1.40% to 1.80%	526,837	10.08 to 10.10	5,311,694	0.00%	1.52% to 1.11%
2005	1.40% to 1.80%	628,363	9.93 to 9.99	6,240,601	0.00%	10.76% to 10.31%
2004	1.40% to 1.80%	693,819	8.97 to 9.06	6,221,330	0.00%	18.10% to 17.62%
2003	1.40% to 1.80%	736,879	7.59 to 7.70	5,594,786	0.00%	23.83% to 23.33%
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	1.40%	218,051	8.56	1,866,827	0.58%	6.27%
2006	1.40%	325,427	8.06	2,621,778	0.11%	7.68%
2005	1.40%	373,735	7.48	2,796,316	0.00%	2.17%
2004	1.40%	431,849	7.32	3,162,534	0.36%	4.72%
2003	1.40%	515,644	6.99	3,605,857	0.10%	24.24%
Turner GVIT Growth Focus Fund – Class III
2003	1.40%	1,723	11.10	19,130	0.00%	48.37%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1
2007	1.40%	23,930	30.60	732,178	0.40%	35.63%
2006	1.40%	20,367	22.56	459,454	0.63%	37.59%
2005	1.40%	23,772	16.40	389,766	0.69%	30.02%
2004	1.40%	20,993	12.61	264,721	0.00%	26.10%	(a) (b)
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	1.40%	30,670	38.03	1,166,312	0.57%	35.68%
2006	1.40%	65,895	28.03	1,846,887	0.63%	37.55%
2005	1.40%	82,428	20.38	1,679,645	0.77%	30.15%
2004	1.40%	91,052	15.66	1,425,515	0.55%	24.13%
2003	1.40%	103,518	12.61	1,305,643	0.10%	52.03%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1
2007	1.40%	11,401	32.79	373,893	0.13%	43.28%
2006	1.40%	12,703	22.89	290,747	0.07%	22.80%
2005	1.40%	10,245	18.64	190,954	0.00%	49.50%
2004	1.40%	61	12.47	761	0.00%	24.67%	(a) (b)
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	1.40%	5,827	44.09	256,912	0.14%	43.31%
2006	1.40%	9,314	30.77	286,547	0.07%	22.75%
2005	1.40%	10,495	25.06	263,030	0.33%	49.56%
2004	1.40%	11,866	16.76	198,849	0.37%	22.49%
2003	1.40%	11,728	13.71	160,775	0.34%	43.05%
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	1.40%	3,770	25.26	95,246	6.65%	5.03%
2006	1.40%	4,548	24.05	109,395	8.46%	9.26%
2005	1.40%	5,697	22.01	125,419	8.41%	10.68%
2004	1.40%	9,931	19.89	197,526	7.16%	8.52%
2003	1.40%	9,343	18.33	171,239	0.00%	26.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	1.40%	52,917	$30.75	$1,627,283	1.16%	-18.24%
2006	1.40%	71,940	37.61	2,705,768	1.15%	36.12%
2005	1.40%	83,673	27.63	2,311,983	1.29%	15.42%
2004	1.40%	86,165	23.94	2,062,797	1.48%	34.49%
2003	1.40%	78,403	17.80	1,395,659	0.00%	35.59%

2007 Reserves for annuity contracts in payout phase:				177,496

2007 Contract owners’ equity				$156,167,396

2006 Reserves for annuity contracts in payout phase:				269,150

2006 Contract owners’ equity				$205,961,407

2005 Reserves for annuity contracts in payout phase:				347,007

2005 Contract owners’ equity				$212,855,897

2004 Reserves for annuity contracts in payout phase:				140,185

2004 Contract owners’ equity				$217,312,602

2003 Contract owners’ equity				$212,439,145

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.
(a)&(b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-8:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company